Loans payable at November 30, 2022 consisted of the following: (Details) - USD ($)								3 Months Ended			6 Months Ended		9 Months Ended			12 Months Ended
		Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022	Oct. 28, 2022	Sep. 16, 2018	Aug. 11, 2018	Nov. 30, 2022		Nov. 30, 2021	Nov. 30, 2022		Nov. 30, 2022		Nov. 30, 2021	Feb. 28, 2022	Aug. 30, 2022	Feb. 28, 2021	Dec. 31, 2016
Short-Term Debt [Line Items]
Date of issuance																May 22, 2020
Principal amount								$ 30,506,346			$ 30,506,346		$ 30,506,346			$ 26,233,598	$ 3,000,000		$ 47,704
Less: current portion of loans payable								(1,398,500)			(1,398,500)		(1,398,500)
Less: discount on non-current loans payable								(5,378,890)			(5,378,890)		(5,378,890)
Non-current loans payable, net of discount								23,728,956			23,728,956		23,728,956
Current portion of loans payable								1,398,500			1,398,500		1,398,500
Less: discount on current portion of loans payable								(158,194)			(158,194)		(158,194)
Current portion of loans payable, net of discount								1,240,306			1,240,306		1,240,306
Debt Instrument accrued interest								342,138			342,138		342,138
Total debt instrument face ammount								2,004,091			2,004,091		2,004,091
Proceeds from Issuance of Debt													4,657,979
Debt discount																114,000		$ 114,000
Debt Instrument, Unamortized Discount								433,932			433,932		433,932			$ (0)	$ 39,500	$ 697,276
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 898,705
Stock Issued During Period, Shares, New Issues													522,734,247
Adjustments to Additional Paid in Capital, Warrant Issued													$ 2,960,500
Promissory Note Payable01 [Member]
Short-Term Debt [Line Items]
Date of issuance													Jul. 18, 2016	[1],[2]		Jun. 08, 2021
Principal amount								$ 3,500	[1],[2]		$ 3,500	[1],[2]	$ 3,500	[1],[2]		$ 2,750,000
Debt Conversion original Debt Amount2													$ 50,000
Number of Warrants Issued													170,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.064			$ 0.064		$ 0.064
Class of Warrant or Right Warrants Term													3 years
Debt discount								$ 2,035,033			$ 2,035,033		$ 2,035,033
Interest Expense, Debt, Excluding Amortization								120,297					$ 319,016
Promissory Note Payable02 [Member]
Short-Term Debt [Line Items]
Date of issuance													Jun. 11, 2018	[3],[4]		Jul. 12, 2021
Principal amount																$ 4,000,160
Principal ammount								4,000,160			4,000,160		$ 4,000,160
Repayment of notes								27,800					$ 63,800
Promissory Note Payable03 [Member]
Short-Term Debt [Line Items]
Date of issuance													Jan. 31, 2019	[3],[5]		Sep. 14, 2021
Principal amount								$ 1,650,000			$ 1,650,000		$ 1,650,000			$ 1,650,000
Debt Conversion original Debt Amount2													$ 150,000
Number of Warrants Issued													250,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.037			$ 0.037		$ 0.037
Class of Warrant or Right Warrants Term													3 years
Debt discount								$ 1,284,783			$ 1,284,783		$ 1,284,783
Interest Expense, Debt, Excluding Amortization								59,646					122,486
Debt Instrument, Unamortized Discount								1,279,947			1,279,947		$ 1,279,947
Promissory Note Payable 04 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[6]												May 09, 2019
Principal amount								170,000			170,000		$ 170,000
Debt Conversion original Debt Amount2													20,000
Interest Expense, Debt, Excluding Amortization								4,589					6,048
Debt Instrument, Unamortized Discount								13,952			13,952		$ 13,952
Promissory Note Payable 05 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[7]												May 31, 2019
Debt discount								39,500			39,500		$ 39,500
Interest Expense, Debt, Excluding Amortization								4,248					4,248
Debt Instrument, Unamortized Discount								35,252			35,252		$ 35,252
Promissory Note Payable 06 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[8]												Jun. 26, 2019
Principal amount								400,000			400,000		$ 400,000
Debt Conversion original Debt Amount2													50,000
Interest Expense, Debt, Excluding Amortization								10,691					10,691
Debt Instrument, Unamortized Discount								39,309			39,309		$ 39,309
Promissory Note Payable 07 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[9]												Sep. 24, 2019
Promissory Note Payable 08 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[10]												Jan. 30, 2020
Promissory Note Payable 09 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[11]												Feb. 27, 2020
Promissory Note Payable 010 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[12]												Apr. 16, 2020
Promissory Note Payable 011 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[13]												May 12, 2020
Promissory Note Payable 012 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[14]												May 22, 2020
Promissory Note Payable 013 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[15]												Jun. 02, 2020
Promissory Note Payable 014 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[16]												Jun. 09, 2020
Promissory Note Payable 015 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[17]												Jun. 12, 2020
Promissory Note Payable 016 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[18]												Jun. 16, 2020
Promissory Note Payable 017 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[19]												Sep. 15, 2020
Promissory Note Payable 018 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[20]												Oct. 06, 2020
Promissory Note Payable 019 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[21]												Nov. 12, 2020
Promissory Note Payable 020 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[22]												Nov. 23, 2020
Promissory Note Payable 021 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[23]												Nov. 23, 2020
Promissory Note Payable 022 [Member]
Short-Term Debt [Line Items]
Date of issuance	[3],[24]												Dec. 10, 2020
Principal amount	[3],[24]							3,921,168			3,921,168		$ 3,921,168
Promissory Note Payable 023 [Member]
Short-Term Debt [Line Items]
Date of issuance	[25]												Dec. 10, 2020
Promissory Note Payable 024 [Member]
Short-Term Debt [Line Items]
Date of issuance	[26]												Dec. 10, 2020
Principal amount	[26]							3,054,338			3,054,338		$ 3,054,338
Promissory Note Payable 025 [Member]
Short-Term Debt [Line Items]
Date of issuance	[27]												Dec. 10, 2020
Principal amount	[27]							165,605			165,605		$ 165,605
Promissory Note Payable 026 [Member]
Short-Term Debt [Line Items]
Date of issuance	[28]												Dec. 14, 2020
Principal amount	[28]							310,375			310,375		$ 310,375
Promissory Note Payable 027 [Member]
Short-Term Debt [Line Items]
Date of issuance	[29]												Dec. 30, 2020
Principal amount	[29]							350,000			350,000		$ 350,000
Promissory Note Payable 028 [Member]
Short-Term Debt [Line Items]
Date of issuance	[30]												Dec. 31, 2021
Principal amount	[30]							25,000			25,000		$ 25,000
Promissory Note Payable 029 [Member]
Short-Term Debt [Line Items]
Date of issuance	[31]												Dec. 31, 2021
Principal amount	[31]							145,000			145,000		$ 145,000
Promissory Note Payable 030 [Member]
Short-Term Debt [Line Items]
Date of issuance	[32]												Jan. 14, 2021
Principal amount	[32]							550,000			550,000		$ 550,000
Promissory Note Payable 031 [Member]
Short-Term Debt [Line Items]
Date of issuance	[33]												Feb. 22, 2021
Principal amount	[33]							1,650,000			1,650,000		$ 1,650,000
Promissory Note Payable 032 [Member]
Short-Term Debt [Line Items]
Date of issuance	[34]												Mar. 01, 2021
Principal amount	[34]							6,000,000			6,000,000		$ 6,000,000
Promissory Note Payable 033 [Member]
Short-Term Debt [Line Items]
Date of issuance	[35]												Jun. 08, 2021
Principal amount	[35]							2,750,000			2,750,000		$ 2,750,000
Promissory Note Payable 034 [Member]
Short-Term Debt [Line Items]
Date of issuance	[36]												Jul. 12, 2021
Principal amount	[36]							3,936,360			3,936,360		$ 3,936,360
Promissory Note Payable 035 [Member]
Short-Term Debt [Line Items]
Date of issuance	[37]												Sep. 14, 2021
Principal amount	[37]							1,650,000			1,650,000		$ 1,650,000
Promissory Note Payable 036 [Member]
Short-Term Debt [Line Items]
Date of issuance	[38]												Jul. 28, 2022
Principal amount	[38]							170,000			170,000		$ 170,000
Promissory Note Payable 037 [Member]
Short-Term Debt [Line Items]
Date of issuance	[39]												Aug. 30, 2022
Principal amount	[39]							3,000,000			3,000,000		$ 3,000,000
Promissory Note Payable 038 [Member]
Short-Term Debt [Line Items]
Date of issuance	[40]												Sep. 07, 2022
Principal amount	[40]							400,000			400,000		$ 400,000
Promissory Note Payable 039 [Member]
Short-Term Debt [Line Items]
Date of issuance	[41]												Sep. 08, 2022
Principal amount	[41]							475,000			475,000		$ 475,000
Debt Conversion original Debt Amount2													75,000
Interest Expense, Debt, Excluding Amortization								16,473					16,473
Debt Instrument, Unamortized Discount								58,527			58,527		$ 58,527
Promissory Note Payable 040 [Member]
Short-Term Debt [Line Items]
Date of issuance	[42]												Oct. 13, 2022
Principal amount	[42]							350,000			350,000		$ 350,000
Debt Conversion original Debt Amount2													50,000
Interest Expense, Debt, Excluding Amortization								3,593					3,593
Debt Instrument, Unamortized Discount								46,407			46,407		$ 46,407
Promissory Note Payable 041 [Member]
Short-Term Debt [Line Items]
Date of issuance	[43]												Oct. 28, 2022
Principal amount		$ 400,000	$ 400,000	$ 400,000	$ 400,000			400,000	[43]		400,000	[43]	$ 400,000	[43]
Debt Conversion original Debt Amount2		$ 50,000	$ 50,000	$ 50,000	$ 50,000
Interest Expense, Debt, Excluding Amortization								0					0
Debt Instrument, Unamortized Discount								349,399			349,399		$ 349,399
Line of credit facility, description					the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity.
Promissory Note Payable 042 [Member]
Short-Term Debt [Line Items]
Date of issuance	[43]												Nov. 09, 2022
Principal amount	[43]							400,000			400,000		$ 400,000
Interest Expense, Debt, Excluding Amortization								0					0
Debt Instrument, Unamortized Discount								349,750			349,750		$ 349,750
Promissory Note Payable 043 [Member]
Short-Term Debt [Line Items]
Date of issuance	[43]												Nov. 10, 2022
Principal amount	[43]							400,000			400,000		$ 400,000
Interest Expense, Debt, Excluding Amortization								0					0
Debt Instrument, Unamortized Discount								352,020			352,020		$ 352,020
Promissory Note Payable 044 [Member]
Short-Term Debt [Line Items]
Date of issuance	[43]												Nov. 15, 2022
Principal amount	[43]							400,000			400,000		$ 400,000
Interest Expense, Debt, Excluding Amortization								0					0
Debt Instrument, Unamortized Discount								349,959			349,959		349,959
Principal Balance [Member]
Short-Term Debt [Line Items]
Principal amount								1,661,953			1,661,953		1,661,953
Promissory Notes Payable 958 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jan. 31, 2019
Principal amount								78,432			78,432		$ 78,432			$ 78,432
Debt Conversion, Converted Instrument, Rate													33.00%			33.00%
Debt Conversion, Original Debt, Amount													$ 25,882			$ 25,882
Promissory Notes Payable 7010 [Member]
Short-Term Debt [Line Items]
Date of issuance																Aug. 16, 2018
Debt Instrument, Payment Terms						12
Promissory Note Payable 3030 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jun. 11, 2018
Principal amount																$ 48,000
Debt instrument, periodic payment							$ 4,562
Long-term Debt							$ 48,000
Promissory Notes Payable 968 [Member]
Short-Term Debt [Line Items]
Date of issuance																May 09, 2019
Principal amount								7,850			7,850		$ 7,850			$ 7,850
Debt Conversion, Converted Instrument, Rate													33.00%			33.00%
Debt Conversion, Original Debt, Amount													$ 2,590			$ 2,590
Debt Conversion original Debt Amount2																$ 28,567
Promissory Notes Payable 977 [Member]
Short-Term Debt [Line Items]
Date of issuance																May 31, 2019
Principal amount								86,567			86,567		$ 86,567			$ 86,566
Debt Conversion, Converted Instrument, Rate													33.00%
Debt Conversion original Debt Amount2													$ 28,567
Promissory Note Payable 303022 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jun. 26, 2019
Principal amount								79,104			79,104		$ 79,104			$ 79,104
Debt Conversion, Converted Instrument, Rate													33.00%			33.00%
Debt Conversion, Original Debt, Amount																$ 26,104
Debt Conversion original Debt Amount2													$ 26,104
Promissory Note Payable 303 [Member]
Short-Term Debt [Line Items]
Date of issuance																Sep. 24, 2019
Principal amount								12,000			12,000		12,000			$ 12,000
Debt Conversion, Original Debt, Amount																$ 3,000
Debt Conversion original Debt Amount2													3,000
Promissory Note Payable 304 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jan. 30, 2020
Principal amount								11,000			11,000		11,000			$ 11,000
Debt Conversion, Original Debt, Amount																$ 2,450
Debt Conversion original Debt Amount2													2,450
Promissory Note Payable 305 [Member]
Short-Term Debt [Line Items]
Date of issuance																Feb. 27, 2020
Principal amount								5,000			5,000		5,000			$ 5,000
Debt Conversion original Debt Amount2													1,200
Promissory Note Payable 306 [Member]
Short-Term Debt [Line Items]
Date of issuance																Apr. 16, 2020
Principal amount								$ 13,000			$ 13,000		13,000			$ 13,000
Debt Conversion, Original Debt, Amount																$ 3,850
Debt Conversion original Debt Amount2													3,850
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Date of issuance																Mar. 01, 2021
Principal amount																$ 6,000,000
Debt Conversion, Original Debt, Amount													600,000
Proceeds from Issuance of Debt													$ 5,400,000
Number of Warrants Issued													300,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.135			$ 0.135		$ 0.135
Class of Warrant or Right Warrants Term													3 years
Debt discount								$ 4,749,005			$ 4,749,005		$ 4,749,005
Interest Expense, Debt, Excluding Amortization								0			0
Debt Instrument, Unamortized Discount								0			0		0
Promissory Note Payable 307 [Member]
Short-Term Debt [Line Items]
Date of issuance																May 12, 2020
Principal amount								43,500			43,500		43,500			$ 43,500
Debt Conversion, Original Debt, Amount																8,000
Debt Conversion original Debt Amount2													8,000
Promissory Note Payable 308 [Member]
Short-Term Debt [Line Items]
Principal amount								85,000			85,000		85,000			85,000
Debt Conversion, Original Debt, Amount																$ 15,000
Debt Conversion original Debt Amount2													15,000
Promissory Note Payable 309 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jun. 02, 2020
Principal amount								62,000			62,000		62,000			$ 62,000
Debt Conversion, Original Debt, Amount																$ 12,000
Debt Conversion original Debt Amount2													12,000
Promissory Note Payable 310 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jun. 09, 2020
Principal amount								31,000			31,000		31,000			$ 31,000
Debt Conversion, Original Debt, Amount																$ 6,000
Debt Conversion original Debt Amount2													6,000
Promissory Note Payable 311 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jun. 12, 2020
Principal amount								50,000			50,000		50,000			$ 50,000
Debt Conversion, Original Debt, Amount																$ 10,000
Debt Conversion original Debt Amount2													10,000
Promissory Note Payable 312 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jun. 16, 2020
Principal amount								42,000			42,000		42,000			$ 42,000
Debt Conversion, Original Debt, Amount																$ 7,000
Debt Conversion original Debt Amount2													7,000
Promissory Note Payable 316 [Member]
Short-Term Debt [Line Items]
Date of issuance																Sep. 15, 2020
Principal amount								300,000			300,000		300,000			$ 300,000
Debt Conversion original Debt Amount2													50,000
Promissory Note Payable 318 [Member]
Short-Term Debt [Line Items]
Date of issuance																Oct. 06, 2020
Principal amount								150,000			150,000		150,000			$ 150,000
Promissory Note Payable 319 [Member]
Short-Term Debt [Line Items]
Date of issuance																Nov. 12, 2020
Principal amount								$ 110,000			$ 110,000		110,000			$ 110,000
Debt Conversion, Original Debt, Amount																$ 10,000
Debt Conversion original Debt Amount2													$ 10,000
Number of Warrants Issued													70,000,000			70,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.00165			$ 0.00165		$ 0.00165			$ 0.00165
Class of Warrant or Right Warrants Term													3 years			3 years
Debt discount								$ 41,176			$ 41,176		$ 41,176			$ 41,176
Debt Instrument, Unamortized Discount																$ 36,290
Promissory Note Payable 320 [Member]
Short-Term Debt [Line Items]
Date of issuance																Nov. 23, 2020
Principal amount								65,000			65,000		65,000			$ 65,000
Debt Instrument, Payment Terms																Principal and interest repayable in 21 monthly instalments commencing December 6, 2020 of $4,060 commencing February 21, 2021. Secured by revenue earning devices
Promissory Note Payable 321 [Member]
Short-Term Debt [Line Items]
Date of issuance																Nov. 23, 2020
Principal amount								$ 300,000			$ 300,000		300,000			$ 300,000
Debt Conversion, Original Debt, Amount																$ 25,000
Debt Conversion original Debt Amount2													$ 25,000
Number of Warrants Issued													230,000,000			230,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.00165			$ 0.00165		$ 0.00165			$ 0.00165
Class of Warrant or Right Warrants Term													3 years			3 years
Debt discount								$ 125,814			$ 125,814		$ 125,814			$ 125,814
Debt Instrument, Unamortized Discount																$ 109,977
Promissory Note Payable 322 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 10, 2020
Principal amount								$ 82,500			$ 82,500		82,500			$ 82,500
Debt Conversion, Original Debt, Amount																$ 7,500
Debt Conversion original Debt Amount2													$ 7,500
Number of Warrants Issued													100,000,000			100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.002			$ 0.002		$ 0.002			$ 0.002
Class of Warrant or Right Warrants Term													3 years			3 years
Debt discount								$ 54,545			$ 54,545		$ 54,545			$ 54,545
Interest Expense, Debt, Excluding Amortization										$ 9,856
Debt Instrument, Unamortized Discount																$ 50,714
Promissory Note Payable 323 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 10, 2020
Principal amount								3,921,168			3,921,168		3,921,168			$ 3,921,168
Convertible Debt								2,683,357			2,683,357		2,683,357
Interest Payable Current and Noncurrent1								$ 1,237,811			$ 1,237,811		$ 1,237,811			1,237,811
Principal ammount																$ 3,054,338
Promissory Note Payable 323 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.002			$ 0.002		$ 0.002			$ 0.002
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 3,921,168			$ 3,921,168
Fair Value of Notes													990,000			$ 990,000
Stock Issued During Period, Shares, New Issues																450,000,000
Promissory Note Payable 400 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 10, 2020
Principal amount								$ 3,054,338			$ 3,054,338		3,054,338			$ 3,054,338
Convertible Debt								1,460,794			1,460,794		1,460,794
Interest Payable Current and Noncurrent1								1,593,544			1,593,544		1,593,544
Promissory Note Payable 400 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													3,054,338
Fair Value of Notes													550,000
Promissory Note Payable 401 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 10, 2020
Principal amount								165,605			165,605		165,605			$ 165,605
Convertible Debt								103,180			103,180		103,180
Interest Payable Current and Noncurrent1								$ 62,425			$ 62,425		$ 62,425
Promissory Note Payable 401 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2			$ 2		$ 2
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 165,605
Fair Value of Notes													$ 176,000
Stock Issued During Period, Shares, New Issues													80,000,000
Promissory Note Payable 402 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 14, 2020
Principal amount								$ 310,375			$ 310,375		$ 310,375			$ 310,375
Convertible Debt								235,000			235,000		235,000
Interest Payable Current and Noncurrent1								$ 75,375			$ 75,375		$ 75,375
Promissory Note Payable 402 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2			$ 2		$ 2
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 310,375
Fair Value of Notes													$ 182,500
Stock Issued During Period, Shares, New Issues													25,000,000
Promissory Note Payable 404 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 30, 2020
Principal amount								$ 350,000			$ 350,000		$ 350,000			$ 350,000
Debt Conversion original Debt Amount2													$ 35,000
Number of Warrants Issued													50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.025			$ 0.025		$ 0.025
Class of Warrant or Right Warrants Term													3 years
Debt discount								$ 271,250			$ 271,250		$ 271,250
Interest Expense, Debt, Excluding Amortization								22,829					53,156
Debt Instrument, Unamortized Discount								223,697			223,697		223,697
Promissory Note Payable 405 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 31, 2021
Principal amount								25,000			25,000		25,000			$ 25,000
Convertible Debt								9,200			9,200		9,200
Interest Payable Current and Noncurrent1								6,944			6,944		6,944
Promissory Note Payable 405 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													16,144
Promissory Note Payable 406 [Member]
Short-Term Debt [Line Items]
Date of issuance																Dec. 31, 2021
Principal amount								145,000			145,000		145,000			$ 145,000
Convertible Debt								79,500			79,500		79,500
Interest Payable Current and Noncurrent1								28,925			28,925		28,925
Promissory Note Payable 406 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities													108,425
Promissory Note Payable 407 [Member]
Short-Term Debt [Line Items]
Date of issuance																Jan. 14, 2021
Principal amount								$ 550,000			$ 550,000		550,000			$ 550,000
Debt Conversion original Debt Amount2													$ 250,000
Number of Warrants Issued													50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.025			$ 0.025		$ 0.025
Class of Warrant or Right Warrants Term													3 years
Debt discount								$ 380,174			$ 380,174		$ 380,174
Interest Expense, Debt, Excluding Amortization								34,441					85,968
Debt Instrument, Unamortized Discount								281,264			281,264		281,264
Promissory Note Payable 408 [Member]
Short-Term Debt [Line Items]
Date of issuance																Feb. 22, 2021
Principal amount								$ 1,650,000			$ 1,650,000		1,650,000			$ 1,650,000
Debt Conversion original Debt Amount2													$ 150,000
Number of Warrants Issued													100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.135			$ 0.135		$ 0.135
Class of Warrant or Right Warrants Term													3 years
Debt discount								$ 1,342,857			$ 1,342,857		$ 1,342,857
Interest Expense, Debt, Excluding Amortization								82,582					184,959
Debt Instrument, Unamortized Discount								$ 1,309,454			$ 1,309,454		$ 1,309,454

[1]	In default. Default interest rate 22%
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[4]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[5]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.
[6]	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.
[7]	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.
[8]	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.
[9]	Original $12,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[10]	Original $11,000 note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance. The loan and accrued interest were fully paid in March 2022.
[11]	Original $5,000 note may be pre-payable at any time. The note balance includes an original issue discount of $1,200 at issuance. The loan and accrued interest were fully paid in March 2022.
[12]	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.
[13]	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[14]	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[15]	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[16]	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[17]	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[18]	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.
[19]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.
[20]	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[21]	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.
[22]	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.
[23]	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[24]	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.
[25]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[26]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[27]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[28]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[29]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $22,829 and $53,156, respectively, with an unamortized discount of $223,697 at November 30, 2022.
[30]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[31]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.
[32]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $34,441 and $85,968, respectively, with an unamortized discount of $281,264 at November 30, 2022.
[33]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $82,582 and $184,959, respectively, with an unamortized discount of $1,309,454 at November 30, 2022. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[34]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the three and six months ended November 30, 2022, the Company recorded amortization expense of $0 with an unamortized discount of $0 at November 30, 2022. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[35]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $120,297 and $319,016, respectively, with an unamortized discount of $930,729 at November 30, 2022. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.
[36]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the quarter and nine months ended November 30, 2022 there was repayments $27,800 and $63,800, respectively on the note.
[37]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $59,646 and $122,486 respectively. with an unamortized discount of $1,279,947 at November 30, 2022.
[38]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $4,589 and $6,048 with an unamortized discount of $13,952 at November 30, 2022.
[39]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $4,248, with an unamortized discount of $35,252 at November 30, 2022
[40]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $10,691 with an unamortized discount of $39,309 at November 30, 2022.
[41]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $16,473 with an unamortized discount of $58,527 at November 30, 2022.
[42]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $3,593 with an unamortized discount of $46,407 at November 30, 2022.
[43]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 4 tranches as follows: